SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Income Taxes (FY) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Unrecognized tax benefits	$ 0	$ 0	$ 0
Accrued interest and penalties	0	0	0
Tax provision	$ 0	$ 0	$ 0